FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,495	¥ 10,911		¥ 45,222
Prepayments and other current asset, net	3,568	26,047		28,911
Amounts due from related parties	$ 82	¥ 600		¥ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	$ 33,385	¥ 243,688		¥ 180,341
Investments in subsidiaries and VIE	40,719	297,223		35,291
Call option assets	2,171	15,843
TOTAL ASSETS	87,220	636,644		363,725
Current liabilities:
Amounts due to intercompany	$ 1,323	¥ 9,658		¥ 11,677
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Interest payable	$ 203	¥ 1,480		¥ 274
Total current liabilities	28,168	205,607		162,853
Put option liabilities	263	1,923
TOTAL LIABILITIES	28,651	209,134		182,387
Ordinary shares contingently redeemable	14,061	102,638		0
SHAREHOLDERS' EQUITY
Additional paid-in capital	617,929	4,510,451		4,471,156
Statutory reserves	1,004	7,327		7,327
Accumulated other comprehensive loss	(1,629)	(11,890)		(11,742)
Accumulated deficit	(606,936)	(4,430,210)		(4,356,786)
The9 Limited shareholders' equity	46,395	338,649		206,274
TOTAL LIABILITIES, ORDINARY SHARES CONTINGENTLY REDEEMABLE AND SHAREHOLDERS' EQUITY	87,220	636,644		363,725
Parent Company
Current assets:
Cash and cash equivalents	65	474	$ 1,704	12,438	¥ 18,704	¥ 12,244
Prepayments and other current asset, net	175	1,278
Amounts due from related parties	353,503	2,580,327		2,530,726
Total current assets	353,743	2,582,079		2,543,164
Investments	32,704	238,713		8,194
Investments in subsidiaries and VIE	(280,024)	(2,043,980)		(2,031,984)
Call option assets	2,171	15,843
TOTAL ASSETS	108,594	792,655		519,374
Current liabilities:
Amounts due to intercompany	41,247	301,066		215,005
Accrued expenses and other current liabilities	526	3,838		4,075
Interest payable	203	1,480		268
Convertible bonds	5,899	43,061		49,933
Warrants	0	0		28,605
Total current liabilities	47,875	349,445		297,886
Put option liabilities	263	1,923
Convertible bonds	0	0		16,746
TOTAL LIABILITIES	48,138	351,368		314,632
Ordinary shares contingently redeemable	14,061	102,638
SHAREHOLDERS' EQUITY
Additional paid-in capital	617,929	4,510,451		4,471,156
Statutory reserves	1,004	7,327		7,327
Accumulated other comprehensive loss	(1,629)	(11,890)		(11,742)
Accumulated deficit	(606,936)	(4,430,210)		(4,358,318)
The9 Limited shareholders' equity	46,395	338,649		204,742
TOTAL LIABILITIES, ORDINARY SHARES CONTINGENTLY REDEEMABLE AND SHAREHOLDERS' EQUITY	108,594	792,655		519,374
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	35,412	258,481		95,375
Class A ordinary shares | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	35,412	258,481		95,375
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	615	4,490		944
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	$ 615	¥ 4,490		¥ 944